Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 440,000
Previously Paid Amount	0.00
Total Fee Amount	60.76
Total Offset Amount	0.00
Net Fee	60.76
Narrative - Max Aggregate Offering Price	$ 440,000
Final Prospectus	true